Share-Based Payments - SShare-Based Payments - Summary Of Change in Number of BSA 2010 Outstanding (Detail)		12 Months Ended
	Jun. 24, 2011	Dec. 31, 2017	Dec. 15, 2017	Dec. 05, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the period			8,300	625,200
BSA2010 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period		610			1,044	8,334
Granted during the period	2,000	0			0	0
Forfeited during the period		0			0	0
Exercised during the period		110			434	7,290
Expired during the period		0			0	0
Balance at end of period		500			610	1,044